SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions [abstract]
Director fees	$ 504,619	$ 600,933	$ 522,349
Salaries	998,951	979,154	843,917
Share-based payments	768,228	1,109,232	2,106,906
Total	$ 2,271,798	$ 2,689,319	$ 3,473,172